Stockholders' Equity (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Conversion of Series D Preferred Stock (in shares)	963	300
Series D Preferred Stock [Member]
Balance at Beginning	$ 1,659
Balance at Beginning (in shares)	963
Accretion of Series D Preferred Stock	$ 7,973
Conversion of Series D Preferred Stock	$ (9,632)
Conversion of Series D Preferred Stock (in shares)	(963)	300
Balance at Ending	$ 0	$ 1,659
Balance at Ending (in shares)	0	963